INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 110,864	$ 17,270
Addition/(Reduction)	(46,273)	93,908
Foreign currency translation adjustment	(1,245)	(314)
Balance at end of the year	$ 63,346	$ 110,864